Summary of Significant Accounting Policies - Schedule of Intangible Assets And Basis Of Amortization (Detail)	12 Months Ended
Mar. 31, 2025
Investment Management Contract [Member]
Schedule Of Intangible Assets [Line Items]
Indefinite Lived Intangible Asset Useful Life	Indefinite
Amortization method	Not applicable
Value of Business Acquired (VOBA) [Member]
Schedule Of Intangible Assets [Line Items]
Finite Lived Intangible Assets Useful Life	Life of the underlying contracts
Amortization method	Constant level basis [1]
Distribution Network [Member]
Schedule Of Intangible Assets [Line Items]
Useful lives (years)	17 years
Amortization method	Straight line
Customer Relationship [Member]
Schedule Of Intangible Assets [Line Items]
Useful lives (years)	17 years
Amortization method	Straight line
Transferable Development Rights [Member]
Schedule Of Intangible Assets [Line Items]
Useful lives (years)	8 years
Amortization method	Straight line
Brand [Member]
Schedule Of Intangible Assets [Line Items]
Indefinite Lived Intangible Asset Useful Life	Indefinite
Indefinite Lived Intangible Assets Amortization Method	Not applicable

[1]	VOBA is amortised on a constant-level basis that approximates straight-line amortization (Refer note 20)